CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
SALES
Total sales	$ 0	$ 9,888	$ 75,000	$ 30,761
Cost of goods, including inventory obsolescence	0	1,492	0	3,361
Gross profit	0	8,396	75,000	27,400
COST OF OPERATIONS
Research and development	0	0	0	3,543
General and administrative expenses	6,759,339	1,433,621	11,077,747	2,437,725
Selling and marketing	0	0	2,918	0
Interest expense	188,559	183,871	266,382	262,826
Total operating expenses	6,947,898	1,617,492	11,347,048	2,704,094
LOSS FROM OPERATIONS	(6,947,898)	(1,609,097)	(11,272,048)	(2,676,694)
OTHER INCOME (EXPENSE)
Royalties and licensing fees	3,543	(211,550)	(413,124)	(1,711,550)
Other Income	0	0	77,500	0
Gain (Loss) on write down of assets	(2,000)	0	(2,000)	0
TOTAL OTHER INCOME (EXPENSE)	1,001,543	(211,550)	662,376	(1,711,550)
LOSS BEFORE INCOME TAXES	(5,946,356)	(1,820,647)	(10,609,672)	(4,388,244)
PROVISION FOR INCOME TAXES (BENEFIT)	0	0	0	0
NET LOSS	$ (5,946,356)	$ (1,820,647)	$ (10,609,672)	$ (4,388,244)
LOSS PER SHARE
Loss per share, basic and fully diluted	$ (0.17)	$ (0.09)	$ (0.34)	$ (0.23)
Weighted average number of common shares outstanding	34,060,556	20,164,597	31,054,813	18,756,999
Consulting Services [Member]
SALES
Total sales	$ 0	$ 9,888	$ 75,000	$ 30,761
Other Sales [Member]
SALES
Total sales	$ 0	$ 0	$ 0	$ 0